Basis of Presentation and Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2021
Basis of Presentation and Summary of Significant Accounting Policies
Reconciliation of Net Loss per Common Share

	For the Three Months Ended	For the Six Months Ended
	June 30, 2021	June 30, 2021
Class A common stock subject to possible redemption
Numerator:
Net gain from investments held in Trust Account	$4,097	$7,474
Less: Company’s portion available to be withdrawn to pay taxes	(4,097)	(7,474)
Net income attributable to Class A common stock subject to possible redemption	$—	$—
Denominator:
Weighted average shares outstanding of Class A common stock subject to possible redemption, basic and diluted	27,388,576	27,332,731
Basic and diluted net income per share, Class A common stock subject to possible redemption	$—	$—

Non-redeemable common stock
Numerator:
Net loss	$(4,301,444)	$(3,260,449)
Less: Net income attributable to Class A common stock subject to possible redemption	—	—
Net loss attributable to non-redeemable common stock	$(4,301,444)	$(3,260,449)
Denominator:
Weighted average shares outstanding of non-redeemable common stock, basic and diluted	9,326,424	9,157,299
Basic and diluted net loss per share, non-redeemable common stock	$(0.46)	$(0.36)